Other Financial Liabilities (debt) (Tables) - Sociedad Minera El Brocal S.A.A	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Liabilities debt [Line Items]
Schedule of other financial liabilities

This item is made up as follows:

	December 31, 2021	December 31, 2020
	US$(000)	US$(000)
Current debt:
Senior unsecured credit facility (a)	325,000	—
Lease liabilities (b)	7,617	10,223
Less: Debt issuance costs	(305)	—
Total current debt	332,312	10,223
Non-current debt:
Lease liabilities (b)	62,503	68,994
Senior unsecured credit facility (a)	—	525,000
Less : Debt issuance costs	—	(1,549)
Total non-current debt	62,503	592,445
Total other financial liabilities	394,815	602,668

Schedule of movement of the changes derived from the financing activities
(c)	Following is the movement of the changes derived from the financing activities for the year ended December 31, 2021 and 2020: